Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 2	$ 1,462	$ (2,652)	$ (1,188)
Balance, shares at Dec. 31, 2018	25,047,319
CHANGES DURING THE YEAR ENDED
Issuance of shares in exchange for convertible loans
Share based compensation for services, shares	82,807	540		540
Comprehensive loss			$ (1,111)	$ (1,111)
Balance at Dec. 31, 2019	$ 2	2,002	(3,763)	(1,759)
Balance, shares at Dec. 31, 2019	25,130,126
CHANGES DURING THE YEAR ENDED
Issuance of shares in exchange for extinguishment of debt		623		623
Issuance of shares in exchange for extinguishment of debt, shares	1,046,016
Issuance of shares in exchange for convertible loans		448		448
Issuance of shares in exchange for convertible loans, shares	869,470
Share based compensation for services		645		645
Share based compensation for services, shares	1,423,453
Effect of Reverse Capitalization	$ 2	(440)		(438)
Effect of Reverse Capitalization, shares	11,606,086
Comprehensive loss			(1,368)	(1,368)
Balance at Dec. 31, 2020	$ 4	$ 3,278	$ (5,131)	$ (1,849)
Balance, shares at Dec. 31, 2020	40,075,151